Finance Lease Liabilities : Liquidity classification (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Finance Lease Liabilities [Abstract]
Current finance lease liabilities	₩ 131,792	₩ 121,176
Non-current finance lease liabilities	286,468	420,003
Total Finance Lease Liabilities	₩ 418,260	₩ 541,179